Secured Term Loan Facilities and Revolving Credit Facilities - Additional Information (Details) - March 2023 Senior Secured Term Loan Facility $ in Millions	Mar. 20, 2023 USD ($) vessel
Debt Instrument [Line Items]
Debt term	6 years
Maximum principal amount	$ 200.0
Quarterly payment	$ 8.3
Number of vessels securing facility | vessel	10
Secured Overnight Financing Rate
Debt Instrument [Line Items]
Interest rate margin	2.10%